Note 1 - Principles of Consolidation and Basis of Presentation	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

In this quarterly report on Form 10-Q, the words “GreenHunter Resources”, “company”, “we”, “our” and “us” refer to GreenHunter Resources, Inc. and its consolidated subsidiaries unless otherwise stated or the context otherwise requires. The condensed consolidated balance sheet of GreenHunter Resources, Inc. and subsidiaries as of March 31, 2014, the condensed consolidated statements of operations for the three months ended March 31, 2014 and 2013, the condensed consolidated statement of changes in stockholders’ equity for the three months ended March 31, 2014, and the condensed consolidated statements of cash flows for the three months ended March 31, 2014 and 2013, are unaudited. The December 31, 2013 condensed consolidated balance sheet information is derived from audited financial statements. In the opinion of management, all necessary adjustments (which include normal recurring adjustments) as required by Regulation S-X, Rule 10-01 have been made to present fairly the financial position at March 31, 2014, and the results of operations for the three months ended March 31, 2014 and 2013, changes in stockholders’ equity for the three months ended March 31, 2014, and cash flows for the three month periods ended March 31, 2014 and 2013. Non-recurring adjustments based on generally accepted accounting principles for discontinued operations, assets held for sale, and liabilities associated with assets held for sale have also been made.

The unaudited condensed financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in our December 31, 2013 Form 10-K. The results of operations for the three month periods ended March 31, 2014 are not necessarily indicative of the operating results that will occur for the full year.

The accompanying condensed consolidated financial statements include the accounts of the company and our subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Certain items have been reclassified to conform with the current presentation.

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, receivables, and accounts payable approximate their respective fair values due to the short-term nature of these instruments. Based on borrowing rates which management believes would currently be available to the Company for similar issues of debt, taking into account the current credit risk of the Company and other market factors, the carrying value of the Company’s debt obligations approximate their fair value.

Income or Loss per Common Share

Basic income or loss per common share is net income or loss applicable to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted income or loss per common share is calculated in the same manner, but also considers the impact to net income or loss and common shares outstanding for the potential dilution from stock options, warrants, convertible debentures, preferred stock, and convertible promissory notes.

Shares of our common stock underlying the following securities were not included in dilutive weighted average shares outstanding for the three months ended March 31, 2014 and 2013, as their effects would have been anti-dilutive.

	March 31,
	2014	2013
Stock options	12,182,855	11,798,198
Warrants	625,010	3,007,500
Convertible debentures	90,882	62,214
Convertible promissory notes	660,000	880,000
Total	13,558,747	15,747,912

Our Series C Preferred Stock is only convertible to common stock at the shareholders election upon a change in control of the Company. The potential dilutive effect of Series C Preferred Stock based on the closing price as of March 31, 2014 would be 51,546,392 common shares.

Management Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. These estimates are based on information available at the date of the financial statements. Actual results could differ from those estimates. Significant estimates include the following:

•	the allocation of purchase price to assets and liabilities acquired,

•	allowance for doubtful accounts receivable,

•	asset retirement obligations,

•	fair value of stock-based compensation,

•	contingent liabilities, and

•	the assessment of assets for impairment.